Other liabilities	12 Months Ended
Dec. 31, 2017
Other Liabilities [Abstract]
Other liabilities

13. Other liabilities

	2017	2016

Deferred sales	$29,148	$29,423
Derivatives [note 24]	23,414	58,885
Accrued pension and post-retirement benefit liability [note 23]	74,804	69,699
Other	53,107	25,725

	180,473	183,732
Less current portion	(54,370)	(60,744)

Net	$126,103	$122,988

There were no performance obligations relating to financing arrangements entered into by NUKEM included in deferred sales at the end of 2017 (2016 - $6,143,000 ($4,575,000 (US))) (note 7).